Summary of Toyota's Stock Option Activity (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Number of shares
Options outstanding, beginning balance	7,330,900	10,849,000	12,530,000
Granted	0	0	0
Exercised	(2,603,900)	(2,390,100)	(645,000)
Canceled	(1,223,500)	(1,128,000)	(1,036,000)
Options outstanding, ending balance	3,503,500	7,330,900	10,849,000	12,530,000
Options exercisable at year end	3,503,500	7,330,900	10,849,000
Weighted-average exercise price
Options outstanding, beginning balance	¥ 4,965	¥ 4,909	¥ 4,910
Granted	0	0	0
Exercised	4,834	4,043	3,328
Canceled	6,200	6,373	5,907
Options outstanding, ending balance	4,632	4,965	4,909	¥ 4,910
Options exercisable at year end	¥ 4,632	¥ 4,965	¥ 4,909
Weighted-average remaining contractual life in years
Options outstanding, Weighted- average remaining contractual term	2 years 18 days	2 years 6 months 7 days	3 years 6 months 22 days	4 years 6 months 18 days
Options exercisable at year end	2 years 18 days	2 years 6 months 7 days	3 years 6 months 22 days
Aggregate intrinsic value
Options outstanding, beginning balance	¥ 8,646	¥ 5,921	¥ 1,065
Options outstanding, ending balance	13,143	8,646	5,921	¥ 1,065
Options exercisable at year end	¥ 13,143	¥ 8,646	¥ 5,921